Background and Nature of Operations	12 Months Ended
Dec. 31, 2012
Background and Nature of Operations

(1) Background and Nature of Operations

VWR Funding, Inc. (the “Company,” “we,” “us” or “our”) offers products and services through its wholly-owned subsidiaries. We distribute laboratory supplies, including chemicals, glassware, equipment, instruments, protective clothing, production supplies and other assorted laboratory products, primarily in North America and Europe. We also provide services, including technical services, on-site storeroom services and laboratory and furniture design, supply and installation. Services comprise a relatively small portion of our net sales. Our business is diversified across products, geographic regions and customer segments.

We report financial results on the basis of the following three business segments: North American laboratory distribution (“North American Lab”), European laboratory distribution (“European Lab”) and Science Education. Both the North American Lab and European Lab segments are engaged in the distribution of laboratory and production supplies to customers in the pharmaceutical, biotechnology, medical device, chemical, technology, food processing, healthcare, mining and consumer products industries, as well as governmental agencies, universities and research institutes and environmental organizations. Science Education is engaged in the assembly, manufacture and distribution of scientific supplies and specialized kits, principally to academic institutions, including primary and secondary schools, colleges and universities. Our operations in the Asia Pacific region (“Asia Pacific”) are engaged in regional commercial sales and also support our North American Lab, European Lab and Science Education businesses. As a result of certain acquisitions completed in 2011 and 2012, we also have commercial operations in Chile, Argentina and Brazil. The results of our operations in the Asia Pacific and South American regions, which are not material, are included in our North American Lab segment.

Until June 2007, the Company was owned by affiliates of Clayton, Dubilier & Rice, Inc. (“CD&R”). On June 29, 2007, the Company was acquired from CD&R by affiliates of Madison Dearborn Partners, LLC (“Madison Dearborn”) pursuant to a merger (the “Merger”). After giving effect to the Merger and the related transactions, the Company became a direct, wholly-owned subsidiary of VWR Investors, Inc., a Delaware corporation (“VWR Investors”), which is a direct, wholly-owned subsidiary of Varietal Distribution Holdings, LLC, a Delaware limited liability company (“Holdings”). VWR Investors and Holdings have no operations other than the ownership of the Company. Private equity funds managed by Madison Dearborn Partners, LLC (“Madison Dearborn”) beneficially own, on a fully-diluted basis, approximately 76% of our outstanding common stock through their ownership interests in Holdings.

As a result of the Merger, our assets and liabilities were adjusted to their estimated fair values as of June 30, 2007. This resulted in a significant increase in the carrying value of our identifiable intangible assets and goodwill. In addition, we revalued our pension obligations, recorded significant deferred tax liabilities and certain deferred tax assets and we incurred substantial additional indebtedness.